Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 106,483
2027	162,244
2028	99,766
2029	80,497
2030 and thereafter	119,167
Total future minimum lease payments	568,157
Less: imputed interest	602
Total	$ 567,555	$ 164,658